Financial instruments - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Measured at FVPL
Changes in fair value measurement, assets [abstract]
Amortization	$ (8)	$ (23)
Level 3 | Financial investments | Measured at FVOCI
Changes in fair value measurement, assets [abstract]
Balance as of January 1	28	31
Additions	9	0
(Loss) recognized in consolidated statement of comprehensive income/(loss)	0	(10)
Unrealized (losses)/gains in consolidated income statement	0	0
Amortization	0	0
Balance as of June 30	37	21
Level 3 | Financial investments | Measured at FVPL
Changes in fair value measurement, assets [abstract]
Balance as of January 1	24	61
Additions	0	0
(Loss) recognized in consolidated statement of comprehensive income/(loss)	0	0
Unrealized (losses)/gains in consolidated income statement	(1)	3
Balance as of June 30	$ 15	$ 41